Annual Fund Operating Expenses - Class I2 - Transamerica Multi-Asset Income - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.57%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.68%